SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation and Significant risks and uncertainties (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant risks and uncertainties
Foreign currency, exchange rate	6.4566			6.4566
Cash and cash equivalents	¥ 1,877,191	¥ 2,726,712	¥ 4,684,003	$ 290,740	$ 417,887	¥ 3,651,788	¥ 5,469,077
Loan receivables, net	202,130	267,383	778,480	$ 31,306	$ 40,978
RMB
Significant risks and uncertainties
Cash and cash equivalents	¥ 1,302,483	¥ 1,531,340	¥ 3,251,899
Foreign currency risk | Cash and cash equivalents | RMB
Significant risks and uncertainties
Concentration risk percentage	69.38%	56.16%	69.43%